Note Popular, Inc. (Holding company only) financial information (Statement of Cash Flows) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Condensed Financial Statements, Captions
Net Income	$ 618,158		$ 107,681		$ 216,691
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in losses (earnings) of subsidiaries, net of dividends or distributions	0		0		0
Provision (reversal) for loan losses	228,072		325,424		170,016
Amortization of intangibles	9,326		9,378		12,144
Share-based compensation	10,521		0		0
Net accretion of discounts and amortization of premiums and deferred fees	(87,154)		(22,310)		(40,786)
Earnings from investments under the equity method, net of dividends or distributions	(24,217)		(18,247)		(14,405)
Deferred income tax (benefit) expense	(12,320)		207,428		61,574
Early extinguishment of debt	12,522		0		0
Net decrease (increase) in:
Equity securities	(1,622)		(1,269)		8,487
Net (decrease) increase in:
Interest payable	(9,786)		2,549		165
Other liabilities	(226,244)		28,279		(13,241)
Total adjustments	229,345		528,803		379,882
Net cash (used in) provided by operating activities	847,503		636,484		596,573
Cash flows from investing activities:
Net increase (decrease) in money market investments	1,083,515		(2,366,932)		(713,538)
Capital Contribution Subsidiaries	0		0
Net repayments (disbursements) on loans	(6,665)		(398,676)		(267,205)
Return of capital from wholly owned subsidiaries	0		0		0
Acquisition of loan portfolios	(601,550)		(535,534)		(535,445)
Acquisition of trademark	0		0		0
Acquisition of premises and equipment	(80,549)		(62,697)		(100,320)
Proceeds from sale of:
Premises and equipment and other productive assets	9,185		9,753		8,897
Foreclosed assets	105,371		96,540		83,357
Net cash (used in) provided by investing activities	(4,390,667)		(5,351,738)		(3,454,526)
Cash flows from financing activities:
Payments of notes payable	(755,966)		(95,607)		(254,816)
Payments for debt extinguishment	(12,522)		0		0
Proceeds from issuance of notes payable	473,819		55,000		165,047
Proceeds from issuance of common stock	7,268		7,016		7,437
Dividends paid	(105,441)		(95,910)		(65,932)
Net payments for repurchase of common stock	(125,264)		(75,664)		(563)
Payments related to tax witholding for share-based compensation	(2,201)		(1,756)		(1,623)
Net cash (used in) provided by financing activities	3,533,786		4,753,687		2,853,259
Net (decrease) increase in cash and due from banks, and restricted cash	(9,378)		38,433		(4,694)
Cash and due from banks and restricted cash at beginning of period	412,629	[1]	374,196		378,890
Cash and due from banks and restricted cash at end of period	403,251	[1]	412,629	[1]	374,196
Popular, Inc. Holding Co.
Condensed Financial Statements, Captions
Net Income	618,158		107,681		216,691
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in losses (earnings) of subsidiaries, net of dividends or distributions	(208,763)		69,070		(146,287)
Provision (reversal) for loan losses	(251)		403		(35)
Amortization of intangibles	41		0		0
Share-based compensation	7,441		0		0
Net accretion of discounts and amortization of premiums and deferred fees	2,022		2,086		2,087
Earnings from investments under the equity method, net of dividends or distributions	(14,333)		(7,765)		(7,572)
Deferred income tax (benefit) expense	0		0		19
Early extinguishment of debt	12,522		0		0
Net decrease (increase) in:
Equity securities	(1,583)		(1,346)		(524)
Other assets	344		8,696		(190)
Net (decrease) increase in:
Interest payable	(10,288)		0		0
Other liabilities	8,059		3,230		(3,854)
Total adjustments	(204,789)		74,374		(156,356)
Net cash (used in) provided by operating activities	413,369		182,055		60,335
Cash flows from investing activities:
Net increase (decrease) in money market investments	70,000		6,000		10,008
Capital Contribution Subsidiaries	(87,000)		(5,955)		0
Net repayments (disbursements) on loans	536		181		35
Return of capital from wholly owned subsidiaries	13,000		22,400		14,000
Acquisition of loan portfolios	0		(31,909)		0
Acquisition of trademark	0		(5,560)		0
Acquisition of premises and equipment	(1,099)		(965)		(953)
Proceeds from sale of:
Premises and equipment and other productive assets	293		23		56
Foreclosed assets	0		38		434
Net cash (used in) provided by investing activities	(4,270)		(15,747)		23,895
Cash flows from financing activities:
Payments of notes payable	(448,518)		0		0
Payments for debt extinguishment	(12,522)		0		0
Proceeds from issuance of notes payable	293,819		0		0
Proceeds from issuance of common stock	11,653		7,016		7,437
Dividends paid	(105,441)		(95,910)		(65,932)
Net payments for repurchase of common stock	(125,731)		(75,668)		(475)
Payments related to tax witholding for share-based compensation	(2,201)		(1,756)		(1,623)
Net cash (used in) provided by financing activities	(388,941)		(166,318)		(60,593)
Net (decrease) increase in cash and due from banks, and restricted cash	20,158		(10)		23,637
Cash and due from banks and restricted cash at beginning of period	48,120		48,130		24,493
Cash and due from banks and restricted cash at end of period	$ 68,278		$ 48,120		$ 48,130

[1]	Refer to Note 5 - Restrictions on cash and due from banks and certain securities for nature of restrictions.